Income Taxes (Details Narrative) (10K) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Unrecognized tax benefits
Australian Tax Purposes [Member]
Net operating loss carryforwards	18,896,000
US Tax Purposes [Member]
Net operating loss carryforwards	2,767,000
Australian Taxation Office [Member] | Research and Development Credits [Member]
Tax credit carryforward, amount	$ 4,693,000